Document and Entity Information	Jul. 31, 2019
Cover [Abstract]
Entity Registrant Name	XEROX CORP
Amendment Flag	false
Entity Central Index Key	0000108772
Document Type	8-K/A
Document Period End Date	Jul. 31, 2019
Entity Incorporation, State or Country Code	NY
Entity File Number	001-04471
Entity Tax Identification Number	16-0468020
Entity Address, Address Line One	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
City Area Code	(203)
Local Phone Number	968-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false